Employee Benefit Plans (Amounts Recognized In Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Other noncurrent liabilities	$ (1,808)	$ (1,834)
Accumulated other comprehensive net loss	(151)	(139)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities	(5)	(5)
Other noncurrent liabilities	(863)	(901)
Net liability recognized	(868)	(906)
Other noncurrent assets	12
Net loss	556	531
Net regulatory assets recognized	556	531
Net assets recognized	568	531
Accumulated other comprehensive net loss	108	120
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities	(14)	(15)
Other noncurrent liabilities	(854)	(843)
Net liability recognized	(868)	(858)
Net loss	132	129
Prior service cost (credit)	(16)	(37)
Net regulatory assets recognized	116	92
Net assets recognized	116	92
Accumulated other comprehensive net loss	$ 3	$ 1